Debt and other liabilities - Schedule of (Gain)/loss on extinguishment (Details) - USD ($)		12 Months Ended
	Dec. 05, 2024	Dec. 31, 2025	Dec. 31, 2024
(Gain)/loss on extinguishment
Total		$ 29,950,161	$ 44,332,819
Senior Secured Convertible Notes [Member]
(Gain)/loss on extinguishment
Total	$ (1,306,077)